Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,904,285,000	$ 1,472,763,000
Other current financial assets	210,393,000	110,352,000
Other current non-financial assets	307,732,000	283,632,000
Trade and other current receivables	3,551,022,000	2,377,789,000
Current accounts receivable from related parties	14,337,000	7,403,000
Inventories	339,398,000	246,089,000
Current tax assets	50,994,000	47,393,000
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	6,378,161,000	4,545,421,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL CURRENT ASSETS	6,383,986,000	4,545,421,000
NON-CURRENT ASSETS
Other non-current financial assets	2,796,475,000	1,752,267,000
Other non-current non-financial assets	1,140,708,000	560,426,000
Trade and other non-current receivables	906,508,000	616,793,000
Non-current accounts receivable from related parties	1,652,000	2,845,000
Investments accounted for using the equity method	2,596,000	2,747,000
Intangible assets other than goodwill	5,827,289,000	3,682,479,000
Goodwill	1,205,570,000	713,175,000
Property, plant and equipment	8,686,827,000	8,092,467,000
Investment property	11,708,000
Deferred tax Assets	433,037,000	200,371,000
TOTAL NON-CURRENT ASSETS	21,012,370,000	15,623,570,000
TOTAL ASSETS	27,396,356,000	20,168,991,000
CURRENT LIABILITIES
Other current financial liabilities	1,648,099,000	689,768,000
Trade and other current payables	4,116,247,000	3,323,853,000
Current accounts payable to related parties	2,996,668,000	225,027,000
Other current provisions	422,863,000	269,966,000
Current tax liabilities	192,924,000	172,638,000
Other current non-financial liabilities	270,120,000	253,084,000
Total current liabilities other than those associated with groups of assets for disposal classified as held for sale	9,646,921,000	4,934,336,000
TOTAL CURRENT LIABILITIES	9,650,756,000	4,934,336,000
NON-CURRENT LIABILITIES
Other non-current financial liabilities	4,621,868,000	4,349,515,000
Trade and other non-current payables	933,056,000	978,569,000
Other long-term provisions	1,363,976,000	660,305,000
Deferred tax liabilities	546,070,000	455,311,000
Non-current provisions for employee benefits	1,343,507,000	388,931,000
Other non-current non-financial liabilities	105,223,000	123,517,000
TOTAL NON-CURRENT LIABILITIES	8,913,700,000	6,956,148,000
TOTAL LIABILITIES	18,564,456,000	11,890,484,000
EQUITY
Issued capital	6,763,204,424	6,763,204,424
Retained earnings	4,841,687,000	3,583,831,000
Other reserves	(4,880,883,000)	(3,866,564,000)
Equity attributable to shareholders of Enel Amricas	6,724,008,000	6,480,471,000
Non-controlling interests	2,107,892,000	1,798,036,000
TOTAL EQUITY	8,831,900,000	8,278,507,000
TOTAL LIABILITIES AND EQUITY	$ 27,396,356,000	$ 20,168,991,000